Basis of Presentation (Details)	12 Months Ended
Dec. 31, 2018
North Country Gold Corp [member]
Disclosure of subsidiaries [line items]
Place of incorporation	BC, Canada
Funtional currency	CAD
Beneficial interest	100.00%
Homestake Resource Corporation [member]
Disclosure of subsidiaries [line items]
Place of incorporation	BC, Canada
Funtional currency	CAD
Beneficial interest	100.00%
Corisur Peru, S.A.C [member]
Disclosure of subsidiaries [line items]
Place of incorporation	Peru
Funtional currency	USD
Beneficial interest	100.00%
Sombero Minerales, S.A.C [member]
Disclosure of subsidiaries [line items]
Place of incorporation	Peru
Funtional currency	USD
Beneficial interest	100.00%
Homestake Royalty Corporation [member]
Disclosure of subsidiaries [line items]
Place of incorporation	BC, Canada
Funtional currency	CAD
Beneficial interest	100.00%